Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Securities Excluded from Computation of Net Loss per Share

The following common stock equivalents were excluded from the calculation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	Years Ended December 31,
	2013	2014
Options to purchase Common Stock	8,548,357	8,678,017
Warrants to purchase Common Stock	4,852,351	5,207,379

Total	13,400,708	13,885,396